Vanguard Total Inflation-Protected Securities ETF Investment Strategy - ETF Prospectus [Member] - Vanguard Total Inflation-Protected Securities ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the ICE U.S. Treasury Inflation Linked Bond Index (the “Target Index”), which measures the performance of U.S. dollar-denominated sovereign debt publicly issued by the U.S. government in its domestic market with interest and principal payments tied to inflation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities that make up the Target Index and in securities that the advisor determines have substantially identical economic characteristics to the securities that make up the Target Index.The Target Index includes U.S. Treasury inflation-protected securities (commonly known as “TIPS”), which are a type of inflation-indexed security. Inflation-indexed securities provide interest and principal payments that are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level for goods and services. The periodic adjustment of TIPS is tied to the Consumer Price Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund seeks to maintain a dollar-weighted average maturity with that of the Target Index. As of September 30, 2025, the dollar-weighted average maturity of the Target Index was 7.2 years.